Leases (Schedule of Right-of-use Assets) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	€ 15,401
Depreciation for the year	320	€ 321
Balance at December 31	17,209	15,401
Gelderland [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1
Balance at December 31	355
Spain [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	1,160
Balance at December 31	2,874	1,160
Talasol [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	12,656
Balance at December 31	12,517	12,656
Talmei Yosef [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	1,585
Balance at December 31	1,463	1,585
Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	208
Depreciation for the year	320
New companies
Disposals
Balance at December 31	528	208
Depreciation [Member] | Gelderland [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1
Depreciation for the year
New companies
Disposals
Balance at December 31
Depreciation [Member] | Spain [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	75
Depreciation for the year	75
New companies
Disposals
Balance at December 31	150	75
Depreciation [Member] | Talasol [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	30
Depreciation for the year	139
New companies
Disposals
Balance at December 31	169	30
Depreciation [Member] | Talmei Yosef [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	103
Depreciation for the year	106
New companies
Disposals
Balance at December 31	209	103
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	15,609
Additions	1,799
New companies	355
Disposals
Effect of changes in exchange rates	(26)
Balance at December 31	17,737	15,609
Gross carrying amount [member] | Gelderland [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1
Additions
New companies	355
Disposals
Effect of changes in exchange rates
Balance at December 31	355
Gross carrying amount [member] | Spain [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	1,235
Additions	1,789
New companies
Disposals
Effect of changes in exchange rates
Balance at December 31	3,024	1,235
Gross carrying amount [member] | Talasol [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	12,686
Additions
New companies
Disposals
Effect of changes in exchange rates
Balance at December 31	12,686	12,686
Gross carrying amount [member] | Talmei Yosef [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	1,688
Additions	10
New companies
Disposals
Effect of changes in exchange rates	(26)
Balance at December 31	€ 1,672	€ 1,688